UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)
Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

March 31, 2005 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE	CARMAX, INC.*	300,000	$ 9,450,000

	WINNEBAGO INDUSTRIES	100,000	3,160,000
			12,610,000

AUTOMOTIVE PARTS &	GENTEX CORP	585,000	18,661,500
EQUIPMENT

BANKING	TD BANKNORTH INC	166,848	5,212,332

	M&T BANK CORP	143,000	14,594,580

	NORTH FORK BANCORP	685,925	19,027,560

	TCF FINANCIAL CORP	438,400	11,902,560
			50,737,031

LIFE INSURANCE	PROTECTIVE LIFE CORP	471,400	18,526,020

MACHINERY	IDEX CORP.	514,500	20,760,075
& EQUIPMENT

	KAYDON CORP	780,750	24,515,550

	TENNANT CO	255,075	9,868,852
			55,144,477

PUBLISHING	JOHN WILEY & SON	301,700	10,634,925

COMPUTER SOFTWARE	REYNOLDS & REYNOLDS	675,400	18,276,324
& SERVICES

RESTAURANTS	OUTBACK STEAKHOUSE	470,800	21,557,932

	YUM! BRANDS, INC.	416,800	21,594,408
			43,152,340

REGISTERED	ALLIED CAPITAL CORP	736,391	19,219,805
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	215	18,705,000
& CASUALTY INSURANCE

	MARKEL CORPORATION*	58,900	20,332,869

	MONTPELIER RE HLDGS	34,700	1,219,705

	WHITE MOUNTAINS INS	100,275	61,017,338
			101,274,912

INSURANCE AGENCY	BROWN & BROWN INC	939,848	43,317,594

MEDIA	MEREDITH CORP	110,450	5,163,538

RECREATION	INTERNATIONAL SPEED	342,988	18,607,099
& ENTERTAINMENT

CONSUMER SERVICES	H&R BLOCK	386,900	19,569,402

	SERVICEMASTER	229,525	3,098,588
			22,667,990

PHARMACEUTICALS	BARR PHARMACEUTICALS*	509,000	24,854,470

	WATSON PHARMACEUTICALS*	680,600	20,914,838
			45,769,308

CONSTRUCTION	FLORIDA ROCK INDS.	47,750	2,808,655
MATERIALS

	MARTIN MARIETTA MAT.	371,443	20,771,093

	VULCAN MATERIALS	387,165	22,002,587
			45,582,335

ELECTRONIC EQUIPMENT	AMERICAN POWER CONV.	449,055	11,724,826

	ZEBRA TECHNOLOGY*	258,502	12,276,260
			24,001,086

RETAIL STORES	ROSS STORES, INC	553,300	16,123,162

	WHOLE FOODS MARKET	50,000	5,106,500
			21,229,662

HOME FURNISHING	ETHAN ALLEN INTERIOR	648,175	20,741,600

INVESTMENT	FEDERATED INVESTORS	1,000,000	28,310,000
MANAGEMENT

CONSUMER PRODUCTS	CSS INDUSTRIES	222,075	8,116,841

HEALTH CARE	AMSURG CORP.*	196,150	4,962,595
SERVICES

	LINCARE HOLDINGS	350,000	15,480,500

	PEDIATRIX MEDICAL*	100,000	6,859,000

	RENAL CARE GROUP*	225,150	8,542,191
			35,844,286

ELECTRONIC	LITTELFUSE, INC.*	360,900	10,339,785
COMPONENTS

RETAIL APPAREL	JONES APPAREL GROUP	306,000	10,247,940

	LIZ CLAIBORNE INC.	408,150	16,379,060
			26,627,000

WHOLESALE	SCP POOL CORP	275,950	8,791,767
DISTRIBUTION

TELECOMMUNICATIONS	COMMONWEALTH TELE.*	320,250	15,096,585
SERVICES

	HICKORY TECH CORP	258,800	2,629,408
			17,725,993

TELECOMMUNICATIONS	SCIENTIFIC-ATLANTA	700,000	19,754,000
& CABLE EQUIPMENT

REAL ESTATE	FOREST CITY ENTERPRISES	300,000	19,140,000
DEVELOPMENT

TOTAL COMMON SHARES			$769,967,216

TREASURY BILLS	US TREASURY BILL 4-21-05	130,000,000	129,820,708

	US TREASURY BILL 6-2-05	50,000,000	49,980,500
	TOTAL US TREASURIES		179,801,208

MONEY MARKETS	FIRST AMERICAN TREASURY FUND	26,432,771	26,432,771

TOTAL INVESTMENTS:			$976,201,195

		* Non-income-producing security

FAM EQUITY-INCOME FUND

March 31, 2005 (unaudited)

AUTOMOTIVE	WINNEBAGO INDUSTRIES	22,500	$ 711,000

AUTOMOTIVE PARTS &	GENTEX CORP	245,000	7,815,500
EQUIPMENT

BANKING	TD BANKNORTH INC	20,678	645,981

	NORTH FORK BANCORP	159,500	4,424,530

	TCF FINANCIAL CORP	63,000	1,710,450
			6,780,961

LIFE INSURANCE	PROTECTIVE LIFE CORP	108,219	4,253,007

MACHINERY	IDEX CORP.	134,137	5,412,428
& EQUIPMENT

	KAYDON CORP	124,000	3,893,600

	MOCON	24,000	217,824

	TENNANT CO	84,295	3,261,374
			12,785,226

TELECOMMUNICATIONS	HICKORY TECH CORP	370,848	3,767,816
SERVICES

TELECOMMUNICATIONS &	SCIENTIFIC-ATLANTA	262,300	7,402,106
CABLE EQUIPMENT

COMPUTER SOFTWARE	REYNOLDS & REYNOLDS	92,600	2,505,756
& SERVICES

RESTAURANTS	OUTBACK STEAKHOUSE	134,850	6,174,782

REGISTERED	ALLIED CAPITAL CORP	193,714	5,055,935
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	10,575	6,434,888
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	60,600	2,793,054

CONSUMER SERVICES	H&R BLOCK	125,750	6,360,435

RECREATION &	INTERNATIONAL SPEED	91,400	4,958,450
ENTERTAINMENT

CONSTRUCTION	MARTIN MARIETTA MAT.	63,000	3,522,960
MATERIALS

	VULCAN MATERIALS	85,500	4,858,965
			8,381,925

COMMERCIAL SERVICE	McGRATH RENTCORP	170,000	3,974,600

RETAIL STORES	ROSS STORES, INC	202,441	5,899,131

HOME FURNISHING	ETHAN ALLEN INTERIOR	198,200	6,342,400

INVESTMENT	FEDERATED INVESTORS	285,900	8,093,829
MANAGEMENT

MEDIA	MEREDITH CORP	55,300	2,585,275

PUBLISHING	COURIER CORP.	131,500	6,895,860

	JOHN WILEY & SON	172,650	6,085,913
			12,981,773

RETAIL APPAREL	LIZ CLAIBORNE INC.	147,025	5,900,113

TOTAL COMMON SHARES			131,957,959

PREFERRED STOCKS	SIX FLAGS PREF 7.25%	54,900	1,111,725

TREASURY BILLS	US TREASURY BILL 4-21-05	24,000,000	23,966,900

MONEY MARKETS	FIRST AMERICAN TREASURY FUND	2,918,355	2,918,355

TOTAL INVESTMENTS:			$159,954,940

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 25, 2005

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 25, 2005